Expense Example - NORTHQUEST CAPITAL FUND INC - NORTHQUEST CAPITAL FUND INC	Apr. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	$ 1,680